BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Total Liabilities, current	$ 1,261,522	$ 1,579,764
Other current financial liabilities	530,054	537,596
Trade and other current payables	673,057	659,618
Accounts payable to related companies	8,880	10,229
Other current provisions	1,259	413
Current tax liabilities	2,242	153,642
Current provisions for employee benefits	5,965	5,656
Other current non-financial liabilities	40,065	212,610
Total non-current liabilities	7,229,093	5,675,013
Other non-current financial liabilities	5,654,011	4,044,279
Non-current payables	2,230	2,230
Other non-current provisions	31,765	33,884
Deferred tax liabilities	1,360,187	1,417,658	$ 1,485,364
Non-current provisions for employee benefits	69,464	64,895
Other non-current non-financial liabilities	111,436	112,067
Later than one year and not later than three years [member]
Statement [Line Items]
Bank Loans	196,611	177,504
Financial Leases	117,608	26,296
Other Loans	334,865	548,279
Total non-current liabilities	1,534,114	1,806,878
Other non-current financial liabilities	649,084	752,079
Non-current payables	2,230	2,230
Other non-current provisions	31,765	33,884
Deferred tax liabilities	741,164	841,723
Non-current provisions for employee benefits	69,464	64,895
Other non-current non-financial liabilities	40,407	112,067
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	1,169,993	699,808
Other non-current financial liabilities	1,127,064	699,808
Bank Loans	502,772	348,558
Financial Leases	46,408	10,975
Other Loans	577,884	340,275
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	7,254	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	35,675	0
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	844,866	1,160,815
Other current financial liabilities	114,700	121,606
Bank Loans	69,971	84,778
Financial Leases	21,518	7,265
Other Loans	23,211	29,563
Trade and other current payables	672,809	659,618
Accounts payable to related companies	8,880	10,229
Other current provisions	444	413
Current tax liabilities	2,031	152,994
Current provisions for employee benefits	5,938	4,923
Other current non-financial liabilities	40,063	211,032
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	416,657	418,949
Other current financial liabilities	415,354	415,990
Bank Loans	113,334	130,271
Financial Leases	47,690	23,651
Other Loans	254,330	262,068
Trade and other current payables	248	0
Accounts payable to related companies	0	0
Other current provisions	815	0
Current tax liabilities	211	648
Current provisions for employee benefits	27	733
Other current non-financial liabilities	2	1,578
Later than one year and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	649,084	752,080
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	4,524,986	3,168,327
Other non-current financial liabilities	3,877,863	2,592,391
Bank Loans	64,334	199,324
Financial Leases	37,801	0
Other Loans	3,775,728	2,393,068
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	611,769	575,935
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	35,354	0
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,261,523	1,579,764
Other current financial liabilities	530,054	537,596
Bank Loans	183,305	215,049
Financial Leases	69,208	30,916
Other Loans	277,541	291,631
Trade and other current payables	673,057	659,618
Accounts payable to related companies	8,880	10,229
Other current provisions	1,259	413
Current tax liabilities	2,242	153,642
Current provisions for employee benefits	5,965	5,656
Other current non-financial liabilities	40,065	212,610
Total non-current liabilities	7,229,093	5,675,013
Other non-current financial liabilities	5,654,011	4,044,279
Bank Loans	763,717	725,386
Financial Leases	201,817	37,271
Other Loans	4,688,477	3,281,622
Non-current payables	2,230	2,230
Other non-current provisions	31,765	33,884
Deferred tax liabilities	1,360,187	1,417,658
Non-current provisions for employee benefits	69,464	64,895
Other non-current non-financial liabilities	111,436	112,067
U.S Dollar [Member]
Statement [Line Items]
Financial Leases	27,037	0
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Bank Loans	172,584	170,892
Financial Leases	27,570	0
Other Loans	259,913	269,359
Other non-current financial liabilities	460,067	440,251
Non-current payables	2,230	2,230
Other non-current provisions	12	9
Deferred tax liabilities	659,513	751,356
Non-current provisions for employee benefits	836	0
Other non-current non-financial liabilities	24	19
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	990,135	601,052
Bank Loans	473,124	347,343
Financial Leases	21,621	0
Other Loans	495,390	253,709
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	94,258	110,329
Bank Loans	68,509	82,898
Financial Leases	4,570
Other Loans	21,179	27,431
Trade and other current payables	155,501	184,989
Accounts payable to related companies	454	1,777
Other current provisions	444	413
Current tax liabilities	1,784	88
Other current non-financial liabilities	7,353	187,740
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	128,552	334,747
Bank Loans	110,364	125,323
Financial Leases	2,787
Other Loans	15,401	209,424
Trade and other current payables	23	0
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	606
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,871,519	1,573,045
Bank Loans	0	199,324
Other Loans	2,844,482	1,373,721
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	611,769	575,935
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	222,810	445,076
Bank Loans	178,873	208,221
Financial Leases	7,357
Other Loans	36,580	236,855
Trade and other current payables	155,524	184,989
Accounts payable to related companies	454	1,777
Other current provisions	444	413
Current tax liabilities	1,784	88
Other current non-financial liabilities	7,353	188,346
Other non-current financial liabilities	4,321,721	2,614,348
Bank Loans	645,708	717,559
Financial Leases	76,228	0
Other Loans	3,599,785	1,896,789
Non-current payables	2,230	2,230
Other non-current provisions	12	9
Deferred tax liabilities	1,271,282	1,327,291
Other non-current non-financial liabilities	24	19
Euros [Member]
Statement [Line Items]
Total Liabilities, current	20,566	7,506
Other current financial liabilities	93	0
Trade and other current payables	20,414	7,450
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	7
Current provisions for employee benefits	0	0
Other current non-financial liabilities	59	49
Total non-current liabilities	116,218	0
Other non-current financial liabilities	116,218	0
Bank Loans		0
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Bank Loans	22,236	0
Other non-current financial liabilities	22,236	0
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	29,648	0
Bank Loans	29,648	0
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	24	0
Bank Loans	0	0
Financial Leases	24
Trade and other current payables	20,414	7,450
Current tax liabilities	0	7
Other current non-financial liabilities	59	49
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	69	0
Bank Loans	41	0
Financial Leases	28
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	64,334	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	93	0
Bank Loans	41	0
Financial Leases	52
Trade and other current payables	20,414	7,450
Current tax liabilities	0	7
Other current non-financial liabilities	59	49
Other non-current financial liabilities	116,218	0
Bank Loans	116,218	0
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	100,780	84,092
Other current financial liabilities	10,499	6,828
Trade and other current payables	70,259	64,873
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	51
Other current non-financial liabilities	20,022	12,340
Total non-current liabilities	225,116	215,874
Other non-current financial liabilities	24,090	7,827
Financial Leases	8,993	0
Non-current payables	0	0
Other non-current provisions	5,226	5,839
Deferred tax liabilities	84,420	90,367
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	111,380	111,841
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Bank Loans	1,791	6,612
Financial Leases	6,970	0
Other non-current financial liabilities	8,761	6,612
Other non-current provisions	5,226	5,839
Deferred tax liabilities	77,166	90,367
Other non-current non-financial liabilities	40,351	111,841
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	6,336	1,215
Bank Loans	0	1,215
Financial Leases	6,336	0
Other non-current provisions	0	0
Deferred tax liabilities	7,254	0
Other non-current non-financial liabilities	35,675	0
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	3,106	1,880
Bank Loans	1,462	1,880
Financial Leases	1,644
Trade and other current payables	70,140	64,873
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	7,393	4,948
Bank Loans	2,929	4,948
Financial Leases	4,464
Trade and other current payables	119	0
Brazilian Real [Member] | Later than one year and not later than five years [member]
Statement [Line Items]
Current provisions for employee benefits	0	51
Other current non-financial liabilities	20,022	12,340
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Other non-current financial liabilities	8,993	0
Bank Loans	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Other non-current non-financial liabilities	35,354	0
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	10,499	6,828
Bank Loans	4,391	6,828
Financial Leases	6,108
Trade and other current payables	70,259	64,873
Current provisions for employee benefits	0	51
Other current non-financial liabilities	20,022	12,340
Other non-current financial liabilities	24,090	7,827
Bank Loans	1,791	7,827
Financial Leases	22,299	0
Other non-current provisions	5,226	5,839
Deferred tax liabilities	84,420	90,367
Other non-current non-financial liabilities	111,380	111,841
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	17,493	35,357
Other current financial liabilities	0	0
Trade and other current payables	14,365	15,590
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	16,730
Current provisions for employee benefits	0	0
Other current non-financial liabilities	3,128	3,037
Total non-current liabilities	26,546	28,064
Other non-current financial liabilities	0	0
Non-current payables	0	0
Other non-current provisions	26,527	28,035
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	19	29
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current provisions	26,527	28,035
Other non-current non-financial liabilities	19	29
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than one year and not later than five years [member]
Statement [Line Items]
Trade and other current payables	14,365	15,590
Current tax liabilities	0	16,730
Other current non-financial liabilities	3,128	3,037
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Trade and other current payables	14,365	15,590
Current tax liabilities	0	16,730
Other current non-financial liabilities	3,128	3,037
Other non-current provisions	26,527	28,035
Other non-current non-financial liabilities	19	29
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	28,405	4,240
Other current financial liabilities	2,361	0
Trade and other current payables	22,272	1,378
Accounts payable to related companies	0	0
Other current provisions	815	0
Current tax liabilities	246	102
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,711	2,761
Total non-current liabilities	12,434	159
Other non-current financial liabilities	7,664	0
Financial Leases		0
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	4,485	0
Non-current provisions for employee benefits	285	159
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	3,546	0
Other non-current financial liabilities	3,546	0
Deferred tax liabilities	4,485	0
Non-current provisions for employee benefits	285	159
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	3,296	0
Financial Leases	3,296	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	1,235	0
Financial Leases	1,235
Trade and other current payables	22,166	1,378
Other current provisions	0	0
Current tax liabilities	246	102
Other current non-financial liabilities	2,711	2,761
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	1,126	0
Financial Leases	1,126
Trade and other current payables	106	0
Other current provisions	815	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	822	0
Financial Leases	822
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	2,361	0
Financial Leases	2,361
Trade and other current payables	22,272	1,378
Other current provisions	815	0
Current tax liabilities	246	102
Other current non-financial liabilities	2,711	2,761
Other non-current financial liabilities	7,664	0
Financial Leases	7,664	0
Deferred tax liabilities	4,485	0
Non-current provisions for employee benefits	285	159
Other currencies [Member]
Statement [Line Items]
Financial Leases		0
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	160	0
Other non-current financial liabilities	160	0
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Financial Leases	0	0
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	26	0
Financial Leases	26
Trade and other current payables	10,322	8,272
Other current non-financial liabilities	2,335	1,343
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	91	0
Financial Leases	91
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Non-current provisions for employee benefits	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	117	0
Financial Leases	117
Trade and other current payables	10,322	8,272
Other current non-financial liabilities	2,335	1,343
Other non-current financial liabilities	160	0
Financial Leases	160	0
Non-current provisions for employee benefits	836	0
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	400,790	509,409
Other current financial liabilities	33,575	5,017
Trade and other current payables	348,155	348,886
Accounts payable to related companies	8,426	8,452
Other current provisions	0	0
Current tax liabilities	212	136,715
Current provisions for employee benefits	5,965	5,605
Other current non-financial liabilities	4,457	4,734
Total non-current liabilities	141,827	70,736
Other non-current financial liabilities	73,471	5,821
Non-current payables	0	0
Other non-current provisions	0	1
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	68,343	64,736
Other non-current non-financial liabilities	13	178
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	61,283	5,354
Other non-current financial liabilities	61,283	5,354
Other non-current provisions	0	1
Non-current provisions for employee benefits	68,343	64,736
Other non-current non-financial liabilities	13	178
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	12,072	467
Financial Leases	12,072	467
Other non-current provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	8,313	1,334
Financial Leases	8,313	1,334
Trade and other current payables	348,155	348,886
Accounts payable to related companies	8,426	8,452
Current tax liabilities	1	136,067
Current provisions for employee benefits	5,938	4,872
Other current non-financial liabilities	4,455	3,762
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	25,262	3,683
Financial Leases	25,262	3,683
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Current tax liabilities	211	648
Current provisions for employee benefits	27	733
Other current non-financial liabilities	2	972
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	116	0
Financial Leases	116	0
Other non-current provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	33,575	5,017
Financial Leases	33,575	5,017
Trade and other current payables	348,155	348,886
Accounts payable to related companies	8,426	8,452
Current tax liabilities	212	136,715
Current provisions for employee benefits	5,965	5,605
Other current non-financial liabilities	4,457	4,734
Other non-current financial liabilities	73,471	5,821
Financial Leases	73,471	5,821
Other non-current provisions	0	1
Non-current provisions for employee benefits	68,343	64,736
Other non-current non-financial liabilities	13	178
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	292,345	108,855
Other current financial liabilities	260,599	80,675
Trade and other current payables	31,746	28,180
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total non-current liabilities	1,110,687	1,416,283
Other non-current financial liabilities	1,110,687	1,416,283
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	18,079	20,942
Other Loans	74,952	278,920
Other non-current financial liabilities	93,031	299,862
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	85,577	97,074
Financial Leases	3,083	10,508
Other Loans	82,494	86,566
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	7,738	8,063
Financial Leases	5,706	5,931
Other Loans	2,032	2,132
Trade and other current payables	31,746	28,180
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	252,861	72,612
Financial Leases	13,932	19,968
Other Loans	238,929	52,644
Trade and other current payables	0	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	932,079	1,019,347
Financial Leases	833	0
Other Loans	931,246	1,019,347
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	260,599	80,675
Financial Leases	19,638	25,899
Other Loans	240,961	54,776
Trade and other current payables	31,746	28,180
Other non-current financial liabilities	1,110,687	1,416,283
Financial Leases	21,995	31,450
Other Loans	$ 1,088,692	$ 1,384,833